Summary of Significant Accounting Policies - Disaggregated Revenue by Product Line (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 24,618	$ 7,986
Short Distance
Disaggregation of Revenue [Line Items]
Revenue	6,193	2,130
MediMobility Organ Transport and Jet
Disaggregation of Revenue [Line Items]
Revenue	18,038	5,524
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 387	$ 332